Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Schedule of warrants fair value through profit or loss

	2025	2024
	$	$
Fair value through profit or loss (warrants)
Balance – Beginning of period	67,852	11,552
Additions	75,769	71,875
Change in fair value	88,438	(19,497)
Fair value transfered to Share Capital on Exercise	(2,042)	-
Foreign exchange	(5,017)	3,922
Balance – End of period	225,000	67,852

Warrant
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of assumptions used to determine warrants exercisable

	2025	2024
Dividend per share	0%	0%
Expected volatility(i)	61.6%	81.1%
Risk-free interest rate	3.5%	4.3%
Expected life	2.4 years	4.3 years
Exercise price (USD)	3.59	4.40
Share price (USD)	3.49	1.63

(i)	The expected volatility is estimated based on the historical volatility of the Company as at December 31, 2025, and was previously estimated by benchmarking against companies with businesses similar to those of Osisko Development.